Shareholders' Equity (Employee Stock Options Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 17, 2015 USD ($) $ / shares shares	Jul. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Aug. 17, 2015 ₪ / shares	Jul. 30, 2014 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares	7,666,665	4,771,796
Nominal value per share | ₪ / shares						₪ 0.15	₪ 0.15
Number of shares in underwriter's overallotment options	999,999
Number of ordinary shares that can be purchased from issuance of warrants		1,670,128					1,670,128
Number of ordinary shares that can be purchased by one warrant		0.35					0.35
Offering price per fixed combination | $ / shares	$ 1.65	$ 2.41	$ 1.65	$ 2.41
Exercise price | $ / shares		$ 3.08
Exercise period		6 months
Expiration period		90 months
Proceeds received | $	$ 11,524	$ 10,239	$ 11,524	$ 10,239
Issuance expenses | $	$ 1,126	$ 1,261	$ 1,126	$ 1,261
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			6 years
Employee Stock Option [Member] | Amended And Restated Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for grant			1,995,817
Awards Prior To 2005 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration term			10 years
Awards After September 2005 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration term			6 years